INVESTMENTS - Fixed Maturities Available-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	$ 36,438	$ 16,263
Less Than 12 Months, Gross Unrealized Losses	4,262	209
12 Months or Longer, Fair Value	19,212	1,641
12 Months or Longer, Gross Unrealized Losses	4,957	79
Total Fair Value	55,650	17,904
Total Gross Unrealized Losses	9,219	288
Corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	22,034	9,497
Less Than 12 Months, Gross Unrealized Losses	2,431	150
12 Months or Longer, Fair Value	15,014	1,301
12 Months or Longer, Gross Unrealized Losses	4,222	62
Total Fair Value	37,048	10,798
Total Gross Unrealized Losses	6,653	212
U.S. government, agencies and authorities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	5,465	947
Less Than 12 Months, Gross Unrealized Losses	1,294	10
12 Months or Longer, Fair Value	204	103
12 Months or Longer, Gross Unrealized Losses	18	4
Total Fair Value	5,669	1,050
Total Gross Unrealized Losses	1,312	14
States and political subdivisions
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	91	112
Less Than 12 Months, Gross Unrealized Losses	18	2
12 Months or Longer, Fair Value	158	11
12 Months or Longer, Gross Unrealized Losses	58	1
Total Fair Value	249	123
Total Gross Unrealized Losses	76	3
Foreign governments
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	349	349
Less Than 12 Months, Gross Unrealized Losses	42	6
12 Months or Longer, Fair Value	418	92
12 Months or Longer, Gross Unrealized Losses	109	8
Total Fair Value	767	441
Total Gross Unrealized Losses	151	14
Residential mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	665
Less Than 12 Months, Gross Unrealized Losses	49
12 Months or Longer, Fair Value	79
12 Months or Longer, Gross Unrealized Losses	35
Total Fair Value	744
Total Gross Unrealized Losses	84
Asset-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	6,262	3,843
Less Than 12 Months, Gross Unrealized Losses	228	19
12 Months or Longer, Fair Value	1,759	38
12 Months or Longer, Gross Unrealized Losses	143	0
Total Fair Value	8,021	3,881
Total Gross Unrealized Losses	371	19
Commercial mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	1,572	1,515
Less Than 12 Months, Gross Unrealized Losses	200	22
12 Months or Longer, Fair Value	1,580	96
12 Months or Longer, Gross Unrealized Losses	372	4
Total Fair Value	3,152	1,611
Total Gross Unrealized Losses	$ 572	$ 26